The Amounts in AOCI That are Expected to be Amortized as Net Expense (Income) During Next Fiscal Year (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Amount of net prior service cost	$ (129)
Amount of net loss	8,331
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Amount of net prior service cost	2
Amount of net loss	$ 168